Consolidated Statements of Changes in Contingently Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity - USD ($) shares in Thousands, $ in Thousands	Total	Contingently Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance (in shares) at Dec. 31, 2020		10,826
Beginning balance at Dec. 31, 2020		$ 44,476
Ending balances (in shares) at Dec. 31, 2021		10,826
Ending balance at Dec. 31, 2021		$ 44,476
Beginning balance (in shares) at Dec. 31, 2020			157,786
Beginning balance at Dec. 31, 2020	$ 89,224		$ 16	$ 163,952	$ (74,744)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	47,312				47,312
Other comprehensive loss, net of income taxes	(10,966)					(10,966)
Stock-based compensation (in shares)			40
Stock-based compensation	38,937			38,937
Exercise of stock options (in shares)			14
Exercise of stock options	7			7
Issuances of common stock- business combination (in shares)			113,456
Issuances of common stock - business combination	1,173,764		$ 11	1,173,753
Issuances of common stock- legal settlements (in shares)			240
Issuances of common stock - legal settlements	2,436			2,436
Exercise of warrants and stock options (in shares)			40
Exercise of warrants and stock options	496			496
Ending balance (in shares) at Dec. 31, 2021			271,576
Ending balance at Dec. 31, 2021	1,341,210		$ 27	1,379,581	(27,432)	(10,966)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of contingently redeemable preferred stock to common stock (in shares)		(10,826)
Conversion of contingently redeemable preferred stock to common stock		$ (44,476)
Ending balances (in shares) at Dec. 31, 2022		0
Ending balance at Dec. 31, 2022		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(2,146,318)				(2,146,318)
Other comprehensive loss, net of income taxes	10,966					10,966
Stock-based compensation	182,894			182,894
Exercise of stock options (in shares)			1,321
Exercise of stock options	3,846			3,846
Restricted stock awards issued, net of shares withheld for tax withholding obligations (in shares)			43,762
Restricted stock awards issued, net of shares withheld for tax withholding obligations	(31,646)		$ 4	(31,650)
Restricted stock awards forfeited (in shares)			(2,456)
Exercise of convertible notes (in shares)			197
Exercise of convertible notes	1,574			1,574
Cashless exercise of warrants (in shares)			3,001
Issuances of common stock - equity line of credit (in shares)			13,355
Issuances of common stock - equity line of credit	21,201		$ 1	21,200
Conversion of contingently redeemable preferred stock to common stock (in shares)			10,826
Conversion of contingently redeemable preferred stock to common stock	44,476		$ 1	44,475
Issuances of common stock- Merger with XPDI (in shares)			30,778
Issuances of common stock - Merger with XPDI	163,459		$ 3	163,456
Issuances of common stock - financing transaction fees (in shares)			1,285
Issuances of common stock - financing transaction fees	2,960			2,960
Issuances of common stock- vendor settlement (in shares)			1,580
Issuances of common stock - vendor settlement	12,674			12,674
Costs attributable to issuance of common stock and equity instruments - Merger with XPDI	$ (16,642)			(16,642)
Ending balance (in shares) at Dec. 31, 2022	375,225		375,225
Ending balance at Dec. 31, 2022	$ (409,346)		$ 36	1,764,368	(2,173,750)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(246,487)				(246,487)
Other comprehensive loss, net of income taxes	0
Stock-based compensation	$ 58,892			58,892
Exercise of stock options (in shares)	3		3
Restricted stock awards issued, net of shares withheld for tax withholding obligations (in shares)			12,046
Restricted stock awards forfeited (in shares)			(391)
Ending balance (in shares) at Dec. 31, 2023	386,883		386,883
Ending balance at Dec. 31, 2023	$ (596,941)		$ 36	$ 1,823,260	$ (2,420,237)	$ 0